Tax - Summary of Deferred Tax (Parenthetical) (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of income tax reconciliation [line items]
Deferred tax assets liabilities net threshold	$ 10
Other Short-term Temporary Difference [member]
Disclosure of income tax reconciliation [line items]
Deferred tax assets liabilities net threshold	$ 20